Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings Per Share [Abstract]
Loss for the period	£ (9,761)	£ (3,966)
Basic and diluted weighted average number of shares	51,649	32,479
Basic and diluted loss per share	£ (0.19)	£ (0.12)